Leases - Summary of Lease Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease Cost [Line Items]
Operating lease cost	¥ 10,329	¥ 8,569
Short-term lease cost	9,353	7,456
Total lease cost	19,682	16,025
Cash paid for operating leases	9,786	8,867
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 34,988	¥ 12,851